SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful

Estimated
residual
Category	Estimated useful life	value
Buildings	20‑50 years	—
Medical equipment*	5‑20 years	—
Electronic and office equipment	3‑5 years	—
Motor vehicles	5 years	—
Leasehold improvement and building improvement	shorter of lease term or 5 years	—

*  The cost of the asset is amortized over the estimated useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 5 to 20 years.

Schedule of estimated useful life for the intangible assets

Estimated
useful life
Operating license	20 years
Favorable leases	12-17 years
Customer relationship	5‑16 years
Operating leases	9‑16 years
Software	3‑5 years
Technology	10 years